SHARE-BASED PAYMENTS - Common Stock Warrants - General Information (Details) - USD ($)			1 Months Ended			3 Months Ended	9 Months Ended	12 Months Ended
	May 10, 2022	May 13, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2023	Sep. 30, 2021	Dec. 31, 2022	Dec. 31, 2021	Jan. 11, 2023	Nov. 29, 2022	Dec. 31, 2020
SHARE-BASED PAYMENTS
Exercise price per share						$ 3.80
Aggregate shares of stock options granted						1,277,140			27,320
Option outstanding exercise price (in dollars per share)						$ 362.11		$ 362.11	$ 362			$ 234
Option outstanding exercise price						$ 362.11		$ 362.11	$ 362			$ 234
Weighted average duration (Years)						5 years		7 years
Class of warrant or right, warrants issued			3,550	319
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						1,277,140			27,320
Warrants value			$ 1,622,350	$ 145,696
IPO
SHARE-BASED PAYMENTS
Warrants issued		27,771
Over-Allotment Option [Member]
SHARE-BASED PAYMENTS
Warrants issued		3,614
July 22 notes | Securities purchase agreement
SHARE-BASED PAYMENTS
Exercise price per share								$ 15.20
July 28 notes
SHARE-BASED PAYMENTS
Warrants issued								27,655
July 28 notes | Securities purchase agreement
SHARE-BASED PAYMENTS
Exercise price per share								$ 11.30
Underwriters Warrants
SHARE-BASED PAYMENTS
Warrants issued	14,956
Exercise price per share	$ 32.50
Percentage of initial exercise price representing the public offering price	130.00%
Pre-funded warrants
SHARE-BASED PAYMENTS
Warrants issued										802,140
Aggregate shares of stock options granted						802,140			1,650,181
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						802,140			1,650,181
Pre-funded warrants | Securities purchase agreement
SHARE-BASED PAYMENTS
Warrants issued											1,650,181
Class B Warrants
SHARE-BASED PAYMENTS
Aggregate shares of stock options granted								1,818,181
Option outstanding exercise price (in dollars per share)								$ 5.25
Option outstanding exercise price								$ 5.25
Weighted average duration (Years)								5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								1,818,181
Class C Warrants
SHARE-BASED PAYMENTS
Aggregate shares of stock options granted								1,818,181
Option outstanding exercise price (in dollars per share)								$ 5.25
Option outstanding exercise price								$ 5.25
Weighted average duration (Years)								13 months
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								1,818,181
Placement Agent Warrant
SHARE-BASED PAYMENTS
Exercise price per share						$ 4.8938		$ 6.88
Aggregate shares of stock options granted						95,786		136,364
Weighted average duration (Years)						5 years		5 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						95,786		136,364
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable Contractual Term								180 days
Aggregate Warrant
SHARE-BASED PAYMENTS
Warrants issued						152,380			469,480
Exercise price of additional units						$ 5.25		$ 4.26
Warrant to purchase common stock fair value								$ 164,200
Merchant Cash Advance
SHARE-BASED PAYMENTS
Warrants issued								44,000
Exercise price of additional units								$ 5.00
Common stock | July 22 notes | Securities purchase agreement
SHARE-BASED PAYMENTS
Warrants issued								41,124
Common stock warrants | IPO
SHARE-BASED PAYMENTS
Exercise price per share		$ 519						$ 457
Class of warrant or right, warrants issued		1,205						24,096
Percentage of warrants exercise price							110.00%
Warrants expiration term		5 years						5 years
Common stock warrants | Over-Allotment Option [Member]
SHARE-BASED PAYMENTS
Class of warrant or right, warrants issued								3,614
Common stock warrants | April notes
SHARE-BASED PAYMENTS
Warrants issued								12,577
Exercise price per share								$ 122.00
Common Stock Warrants, Venture Debt Lender
SHARE-BASED PAYMENTS
Exercise price per share					$ 415
Class of warrant or right, warrants issued					1,205